Property And Equipment (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 643	$ 588